Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Profit/(loss) after tax		£ 922	£ (632)
Profi after tax in respect of continuing operations		922	1,563
Loss after tax in respect of discontinued operation		0	(2,195)
Other comprehensive income/(loss) that may be recycled to profit or loss from continuing operations:
Currency translation reserves		338	(635)
Available for sale reserve			69
Cash flow hedging reserve		(509)	(531)
Other		11	15
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit re-measurements		(54)	(29)
Fair value through other comprehensive income reserve		(456)
Own credit		(73)	22
Total comprehensive income for the period		179	(420)
Attributable to:
Equity holders of the parent		70	(666)
Non-controlling interests		109	246
Total comprehensive income/(loss) for the period		179	(420)
Continuing operations [member]
Disclosure of operating segments [line items]
Profit/(loss) after tax			1,563
Other comprehensive income/(loss) that may be recycled to profit or loss from continuing operations:
Currency translation reserves	[1],[2]	338	(635)
Available for sale reserve	[1],[2],[3]	0	69
Fair value through other comprehensive income reserve	[1],[2],[3]	(189)	0
Cash flow hedging reserve	[1],[2]	(509)	(531)
Other	[1],[2]	11	15
Other comprehensive loss that may be recycled to profit or loss from continuing operations	[1],[2]	(349)	(1,082)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit re-measurements	[1],[2]	(54)	(29)
Fair value through other comprehensive income reserve	[1],[2],[3]	(267)	0
Own credit	[1],[2]	(73)	22
Other comprehensive loss not recycled to profit or loss from continuing operations	[1],[2]	(394)	(7)
Other comprehensive income/(loss) for the period		(743)	(1,089)
Total comprehensive income for the period		179	474
Attributable to:
Total comprehensive income/(loss) for the period		179	474
Discontinued operations [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the period		0	1,301
Total comprehensive income for the period		0	(894)
Attributable to:
Total comprehensive income/(loss) for the period		£ 0	£ (894)

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]	Reported net of tax.
[3]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve.